UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  September 30, 2007

?
















Check here if Amendment [   ]


?





  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
?








New York, NY 10022
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?
?
?







Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
?
?







Title:
Chief Operating Officer
?







Phone:
212-328-7140
?
?


















Signature, Place and Date of Signing:



















?Marc Simons
?
?

?New York, NY
?
?

?11/15/2007


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
?
0








Form 13F Information Table Entry Total:
?
121








Form 13F Information Table Value Total:
?
       $1,092,896





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE



















COLUMN 1

COLUMN 2

COLUMN 3

COLUMN 4

COLUMN 5

COLUMN 6

COLUMN 7

COLUMN 8

























VALUE

SHRS OR
SH/
PUT/

INVESTMENT

OTHER

VOTING AUTHORITY
NAME OF ISSUER

TITLE OF CLASS

CUSIP

(X$1000)

PRN AMT
PRN
CALL

DISCRETION

MANAGERS

SOLE
SHARED
NONE
AKAM 1% 15 DEC 2033

NOTE 1% 12/12/2033

00971TAE1

51,306

26,500,000
PRN


SOLE



X


ALDABRA 2 ACQUISITION CORP

COM

01408A103

2,298

250,000
SH


SOLE



X


ALTERNATIVE ASSET MANAGEMENT

COM

02149U101

882

100,000
SH


SOLE



X


ALTERNATIVE ASSET MANAGE-UTS

UNIT 07/01/2012

02149U200

743

75,000
SH


SOLE



X


AMGN 0.125% 1 FEB 2011

NOTE 0.125% 2/1/2011

031162AN0

4,663

5,000,000
PRN


SOLE



X


AMZN 4.75% 01 FEB 2009

NOTE 4.75% 2/1/2009

023135AF3

12,320

10,000,000
PRN


SOLE



X


ANNALY CAPITAL MANAGEMENT

COM

035710409

1,593

100,000
SH


SOLE



X


APEX BIOVENTURES ACQUIS-CW11 06/07/11 WRT @ 6.0

*W EXP 06/07/201

03753Q113

2,154

300,000
SH


SOLE



X


APEX BIOVENTURES ACQUISITION

COM

03753Q105

2,154

300,000
SH


SOLE



X


ARCELORMITTAL-NY REGISTE (MT      US)

COM

03937E101

3,918

50,000
SH


SOLE



X


ARCHSTONE-SMITH TRUST (ACQ)

COM

039583109

301

5,000
SH


SOLE



X


BALLY TOTAL FITNESS HLDGS

COM

05873K108

466

1,350,000
PRN


SOLE



X


BANCO BILBAO VIZCAYA-SP ADR

COM

05946K101

95

4,085
SH


SOLE



X


BARRICK GOLD CORP (NYS)

COM

067901108

138

3,432
SH


SOLE



X


BARRICK GOLD CORP P @ 25.0 JAN 08

PUT

067901958

363

90
SH
PUT

SOLE



X


BLK 2.625% 15 FEB 2035

NOTE 2.625% 2/15/2035
09247XAB7

10,965

6,256,000
PRN


SOLE



X


CA 1.625%  15 DEC 2009

NOTE 1.625% 12/12/2009
204912AQ2

13,396

10,000,000
PRN


SOLE



X


CDN 0% 15 AUG 2023

NOTE 0.0% 8/15/2023

127387AB4

4,284

3,000,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 A*

NOTE 0.0% 6/15/2033

156708AK5

8,910

6,991,000
PRN


SOLE



X


CEPH 0% 15 JUN 2033 SER B

NOTE 0.0% 6/15/2033

156708AL3

13,555

10,000,000
PRN


SOLE



X


CHIPOTLE MEXICAN GRILL-CL A

COM

169656105

2,797

23,674
SH


SOLE



X


CITIGROUP INC

COM

172967101

3,659

78,400
SH


SOLE



X


CITIGROUP INC P @ 55.0 JAN 08

PUT

172968951

4,667

1,000
SH
PUT

SOLE



X


CMS 2.875% 01 DEC 2024

NOTE 2.875% 12/01/2024
125896AW0

6,412

5,000,000
PRN


SOLE



X


COLUMBUS ACQUISITION CORP (ASE)

COM

198851107

2,211

300,000
SH


SOLE



X


COLUMBUS ACQUISITION-CW11

*W EXP 05/18/201

198851115

737

100,000
SH


SOLE



X


COUNTRYWIDE FINANCIAL CORP

COM

222372104

380

20,000
SH


SOLE



X


COUNTRYWIDE FINANCIAL CORP P @ 17.5 JAN 08

PUT

222372954

401

211
SH
PUT

SOLE



X


CTV 1% 15 MAR 2024

NOTE 1% 3/15/2024

203372AD9

44,138

19,000,000
PRN


SOLE



X


DENDREON CORP

COM

24823Q107

27

3,500
SH


SOLE



X


DENDREON CORP C @ 15.0 JAN 08

CALL

24823Q957

154

200
CALL
CALL

SOLE



X


DITECH NETWORKS INC

COM

25500T108

343

65,000
SH


SOLE



X


DOMINION RESOURCES INC/V

COM

25746U109

27,440

325,500
SH


SOLE



X


DR HORTON INC P @ 17.5 NOV 07

PUT

23331A959

641

500
SH
PUT

SOLE



X


ENERGY SELECT SECTOR SPDR

COM

81369Y506

150

2,001
SH


SOLE



X


ESS TECHNOLOGY

COM

269151106

173

129,100
SH


SOLE



X


FACTORY CARD & PARTY OUTLET

COM

303051106

2,583

158,547
SH


SOLE



X


FINANCIAL SELECT SECTOR SPDR

COM

81369Y605

22,068

643,000
SH


SOLE



X


FINANCIAL SELECT SECTOR SPDR P @ 31.0 JAN 08

PUT

81369Y955

34,835

10,150
SH
PUT

SOLE



X


FINANCIAL SELECT SECTOR SPDR P @ 31.0 MAR 08

PUT

81369Y955

8,765

2,554
SH
PUT

SOLE



X


FINANCIAL SELECT SECTOR SPDR P @ 35.0 JAN 08

PUT

81369Y955

12,870

3,750
SH
PUT

SOLE



X


FIRST HORIZON NATIONAL CORP

COM

320517105

2,000

75,000
SH


SOLE



X


FIRSTFED FINANCIAL CORP

COM

337907109

4,955

100,000
SH


SOLE



X


FLORIDA ROCK INDS

COM

341140101

13,123

210,000
SH


SOLE



X


GAMMON GOLD INC (ASE)

COM

36467T106

2,664

225,000
SH


SOLE



X


GENEVA ACQUISITION CORP

COM

37185Y104

278

50,000
SH


SOLE



X


GRAND TOYS INTL LTD-ADR(OLD)

COM

386490106

30

84,000
SH


SOLE



X


GSC ACQUISITION CO

COM

40053G106

921

100,000
SH


SOLE



X


GSC ACQUISITION CO-CW11

*W EXP 06/25/201

40053G114

1,382

150,000
SH


SOLE



X


GSC ACQUISITION CO-UNITS

UNIT 99/99/999

40053G205

1,025

100,000
SH


SOLE



X


HANOVER CAPITAL MORTGAGE HOLDING

COM

410761100

477

226,972
SH


SOLE



X


HILTON HOTELS CORP

COM

432848109

1,395

30,000
SH


SOLE



X


HOVNANIAN ENTERPRISES INC-A P @ 17.5 NOV 07

PUT

442487953

277

250
SH
PUT

SOLE



X


HOVNANIAN ENTERPRISES INC-A P @ 22.5 JAN 08

PUT

442487953

555

500
SH
PUT

SOLE



X


HQ SUSTAINABLE MARITIME INDU(ASE

COM

40426A208

779

78,700
SH


SOLE



X


IMPAC MORTGAGE HOLDINGS INC

COM

45254P102

123

80,000
SH


SOLE



X


INFORMATION SERVICES GROUP

COM

45675Y104

765

100,000
SH


SOLE



X


IPCS INC

COM

44980Y305

4,334

126,025
SH


SOLE



X


ISHARES RUSSELL 2000

COM

464287655

69,955

874,000
SH


SOLE



X


ISHARES RUSSELL 2000 VALUE P @ 81.0 DEC 07

PUT

464287950

76,930

10,000
SH
PUT

SOLE



X


ISHARES RUSSELL 2000 VALUE P @ 82.0 NOV 07

PUT

464287950

53,851

7,000
SH
PUT

SOLE



X


JENNIFER CONVERTIBLES INC

COM

476153101

234

54,359
SH


SOLE



X


JP MORGAN CHASE & CO OPTION JAN0 C @ 45.0 OCT 07

CALL

46625H900

1,146

250
SH
CALL

SOLE



X


KBL HEALTHCARE ACQUISIT-UNIT

UNIT 99/99/999

48241N206

775

100,000
SH


SOLE



X


KKR FINANCIAL HOLDINGS LLC

COM

48248A306

1,630

96,760
SH


SOLE



X


LIBERTY GLOBAL INC-A

COM

530555101

12,309

300,068
SH


SOLE



X


LIBERTY GLOBAL INC-SERIES C

COM

530555309

967

25,000
SH


SOLE



X


LINN ENERGY LLC-UNITS P @ 30.0 JAN 08

PUT

536020950

277

87
SH
PUT

SOLE



X


LINN ENERGY LLC-UNITS P @ 30.0 OCT 07

PUT

536020950

319

100
SH
PUT

SOLE



X


LINN ENERGY LLC-UNITS P @ 40.0 APR 08

PUT

536020950

1,913

600
SH
PUT

SOLE



X


LINN ENERGY LLC-UNITS P @ 40.0 OCT 07

PUT

536020950

9,854

3,091
SH
PUT

SOLE



X


LOW 0.861% 19 OCT 2021

NOTE 0.861% 10/19/2021
548661CG0

10,010

10,000,000
PRN


SOLE



X


MBF HEALTHCARE ACQUISITION C (AS

UNIT 99/99/9999

552650202

826

100,000
SH


SOLE



X


MDU COMMUNICATIONS INTL INC

COM

582828109

320

400,000
SH


SOLE



X


MEDIA & ENTERTAINMENT HOLDIN

COM

58439W108

739

100,000
SH


SOLE



X


MICRON TECHNOLOGY INC

COM

595112103

167

15,000
SH


SOLE



X


MIRANT CORP-W/I-CW11 (NYS)

*W EXP 01/03/201

60467R118

21,418

526,500
SH


SOLE



X


MRX 2.5% 06 JUN 2032

NOTE 2.5% 6/06/2032

58470KAA2

13,859

12,500,000
PRN


SOLE



X


MULTIMEDIA GAMES INC

COM

625453105

151

17,700
SH


SOLE



X


NCI BUILDING SYS INC

COM

628852105

73

1,700
SH


SOLE



X


NEW AMERICA HIGH INCOME FUND.

COM

641876107

607

317,600
SH


SOLE



X


NEW YORK COMMUNITY BANCORP

COM

649445103

1,905

100,000
SH


SOLE



X


NORTHWEST AIRLINES CORP

COM

667280408

3,289

184,773
SH


SOLE



X


NOVASTAR FINANCIAL INC

COM

669947889

55

6,250
SH


SOLE



X


OCEANAUT INC(ASE)

COM

675227102

1,808

224,600
SH


SOLE



X


OPTIMAL GROUP INC-CL A

COM

68388R208

647

119,769
SH


SOLE



X


PDLI 2% 15 FEB 2012

NOTE 2.0% 2/15/2012

74369LAF0

3,750

3,500,000
PRN


SOLE



X


POWERSHARES QQQ NASDAQ 100

UNIT SER 1

73935A104

154

3,000
SH


SOLE



X


QIAGEN N.V.(NMS)

COM

N72482107

6,417

330,599
SH


SOLE



X


QUS 3.5% 15 NOV 2025

NOTE 3.5% 12/15/2025

749121BY4

33,176

20,000,000
PRN


SOLE



X


ROP 1.4813% 15 JAN 2034

NOTE 1.481% 1/15/2034

776696AA4

5,776

7,000,000
PRN


SOLE



X


SANTA MONICA MEDIA CORP

COM

802501106

575

75,000
SH


SOLE



X


SANTA MONICA MEDIA CORP-CW11

*W EXP 03/27/201

802501114

575

75,000
SH


SOLE



X


SOFTBRNADS INC W/I

COM

83402A107

66

34,500
SH


SOLE



X


SOVEREIGN BANCORP INC

COM

845905108

1,704

100,000
SH


SOLE



X


SPDR TRUST SERIES 1

UNIT SER 1

78462F103

87,657

574,501
SH


SOLE



X


SPDR TRUST SERIES 1 P @ 144.0 DEC 07

PUT

78462F953

152,580

10,000
SH
PUT

SOLE



X


SPDR TRUST SERIES 1 P @ 153.0 DEC 07

PUT

78462F953

76,290

5,000
SH
PUT

SOLE



X


SPORT SUPPLY GROUP INC (ASE)

COM

84916A104

2,553

283,975
SH


SOLE



X


STAR MARITIME ACQUISITION

COM

85516E107

15,778

1,126,200
SH


SOLE



X


STAR MARITIME ACQUISITION-CW09 12/15/09 WRT @ 8.0

*W EXP 12/15/200

85516E107

1,961

140,000
SH


SOLE



X


STONELEIGH PARTNERS ACQUISIT(ASE

COM

861923100

1,118

150,000
SH


SOLE



X


STONELEIGHT PARTNERS AC-CW11 05/31/11 WRT @ 5.5

*W EXP 05/31/201

861923126

1,118

150,000
SH


SOLE



X


SUPERVALU INC C @ 30.0 JAN 08

CALL

868536903

4,876

1,250
SH
CALL

SOLE



X


SUPERVALU INC P @ 20.0 JAN 08

PUT

868536953

4,681

1,200
SH
PUT

SOLE



X


TAILWIND FINANCIAL INC

COM

874023104

1,436

190,000
SH


SOLE



X


TAILWIND FINANCIAL INC-CW11 (ASE

*W EXP 04/11/201

874023112

907

120,000
SH


SOLE



X


TELLABS INC C @ 15.0 DEC 07

CALL

879664900

125

131
SH
CALL

SOLE



X


TFS FINANCIAL CORP

COM

87240R107

1,359

105,000
SH


SOLE



X


TOLL BROTHERS INC

COM

889478103

1,000

50,000
SH


SOLE



X


TOLL BROTHERS INC P @ 20.0 JAN 08

PUT

889478953

1,999

1,000
SH
PUT

SOLE



X


USA MOBILITY INC (NAS)

COM

90341G103

2,411

142,900
SH


SOLE



X


USA MOBILITY INC C @ 25.000 JAN 08

CALL

90341G903

169

100
SH
CALL

SOLE



X


VANTAGE ENERGY SERVICES INC

COM

92209F102

2,816

375,000
SH


SOLE



X


VANTAGE ENERGY SERVICES-CW11

*W EXP 99/99/999

92209F110

187

24,900
SH


SOLE



X


VNO 3.625% 15 NOV 2026

NOTE 3.625% 11/15/2026
929043AE7

4,906

5,000,000
PRN


SOLE



X


WELLS FARGO & COMPANY P @ 30.0 OCT 07

PUT

949746951

3,562

1,000
SH
PUT

SOLE



X


WESCO FINANCIAL CORP

COM

950817106

119

300
SH


SOLE



X


WESTMORELAND COAL CO

COM

960878106

8,206

409,900
SH


SOLE



X


WHEELING-PITSBURGH CORP

COM

963142302

19,879

1,030,022
SH


SOLE



X


YHOO 0% 01 APR 2008

NOTE 0.0% 4/1/2008

984332AB2

11,946

9,000,000
PRN


SOLE



X